Revenue (Schedule of Disaggregated Revenue By Timing) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Net sales	¥ 4,031,414	¥ 3,513,357	¥ 3,160,243
Printing Business Unit
Disaggregation of Revenue [Line Items]
Net sales	2,255,402	1,934,012	1,800,898
Imaging Business Unit
Disaggregation of Revenue [Line Items]
Net sales	803,057	651,494	539,560
Medical Business Unit
Disaggregation of Revenue [Line Items]
Net sales	513,028	480,029	435,368
Industrial Business Unit
Disaggregation of Revenue [Line Items]
Net sales	320,817	328,164	271,149
Operating Segments
Disaggregation of Revenue [Line Items]
Net sales	4,031,414	3,513,357	3,160,243
Operating Segments | Printing Business Unit
Disaggregation of Revenue [Line Items]
Net sales	2,261,938	1,938,847	1,804,427
Operating Segments | Imaging Business Unit
Disaggregation of Revenue [Line Items]
Net sales	803,480	653,532	541,314
Operating Segments | Medical Business Unit
Disaggregation of Revenue [Line Items]
Net sales	513,331	480,362	436,074
Operating Segments | Industrial Business Unit
Disaggregation of Revenue [Line Items]
Net sales	329,232	337,721	276,806
Operating Segments | Others and Corporate
Disaggregation of Revenue [Line Items]
Net sales	223,021	186,593	169,140
Operating Segments | Eliminations
Disaggregation of Revenue [Line Items]
Net sales	(99,588)	(83,698)	(67,518)
Operating Segments | Revenue Recognized at a Point in Time
Disaggregation of Revenue [Line Items]
Net sales	3,189,032	2,730,003	2,392,231
Operating Segments | Revenue Recognized at a Point in Time | Printing Business Unit
Disaggregation of Revenue [Line Items]
Net sales	1,673,767	1,419,043	1,316,556
Operating Segments | Revenue Recognized at a Point in Time | Imaging Business Unit
Disaggregation of Revenue [Line Items]
Net sales	795,442	646,849	534,685
Operating Segments | Revenue Recognized at a Point in Time | Medical Business Unit
Disaggregation of Revenue [Line Items]
Net sales	348,138	329,323	287,849
Operating Segments | Revenue Recognized at a Point in Time | Industrial Business Unit
Disaggregation of Revenue [Line Items]
Net sales	259,317	241,379	160,597
Operating Segments | Revenue Recognized at a Point in Time | Others and Corporate
Disaggregation of Revenue [Line Items]
Net sales	211,956	177,107	160,062
Operating Segments | Revenue Recognized at a Point in Time | Eliminations
Disaggregation of Revenue [Line Items]
Net sales	(99,588)	(83,698)	(67,518)
Operating Segments | Revenue Recognized Overtime
Disaggregation of Revenue [Line Items]
Net sales	842,382	783,354	768,012
Operating Segments | Revenue Recognized Overtime | Printing Business Unit
Disaggregation of Revenue [Line Items]
Net sales	588,171	519,804	487,871
Operating Segments | Revenue Recognized Overtime | Imaging Business Unit
Disaggregation of Revenue [Line Items]
Net sales	8,038	6,683	6,629
Operating Segments | Revenue Recognized Overtime | Medical Business Unit
Disaggregation of Revenue [Line Items]
Net sales	165,193	151,039	148,225
Operating Segments | Revenue Recognized Overtime | Industrial Business Unit
Disaggregation of Revenue [Line Items]
Net sales	69,915	96,342	116,209
Operating Segments | Revenue Recognized Overtime | Others and Corporate
Disaggregation of Revenue [Line Items]
Net sales	¥ 11,065	¥ 9,486	¥ 9,078